CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net revenues	€ 6,676,668	€ 5,970,146	€ 5,095,254
Cost of sales	3,329,483	2,995,877	2,648,953
Selling, general and administrative costs	561,144	462,580	427,974
Research and development costs	894,092	881,559	775,572
Other expenses, net	12,443	18,898	21,548
Result from investments	8,245	6,137	6,175
Operating profit (EBIT)	1,887,751	1,617,369	1,227,382
Financial income	147,100	132,319	83,858
Financial expenses	145,895	147,334	133,474
Financial (income)/expenses, net	(1,205)	15,015	49,616
Profit before taxes	1,888,956	1,602,354	1,177,766
Income tax expense	363,043	344,897	238,472
Net profit	1,525,913	1,257,457	939,294
Net profit attributable to:
Owners of the parent	1,521,877	1,252,048	932,614
Non-controlling interests	€ 4,036	€ 5,409	€ 6,680
Basic earnings per common share (in € per share)	€ 8.47	€ 6.91	€ 5.11
Diluted earnings per common share (in € per share)	€ 8.46	€ 6.90	€ 5.09